Segments information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segments information

Note 17 – Segments information

The Company conducts business as a single operating segment which is based upon the Company’s organizational and management structure, as well as information used by the CODM, the CEO of the Company, to allocate resources and perform assessment. The key measure of segment profitability that the CODM uses to allocate resources and assess performance is consolidated net income. The following table presents the significant revenue and expense categories of the Company’s single operating segment:

Disaggregated information of revenues, cost of revenues and gross profit by business lines are as follows:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022

Sewage treatment systems	$28,417,150	$32,267,593	$26,552,481
Sewage treatment services and others	1,348,055	1,942,326	2,296,881
Total revenues	29,765,205	34,209,919	28,849,362

Sewage treatment systems	17,779,226	21,630,216	17,170,669
Sewage treatment services and others	739,502	1,194,817	1,425,538
Total cost of revenues	18,518,728	22,825,033	18,596,207

Total gross profit	11,246,477	11,384,886	10,253,155

Less:
Selling expense	108,637	106,147	164,583
Depreciation expense	148,280	165,683	207,980
Salary expense	255,049	991,037	1,158,607
Rent	124,753	214,701	292,215
Professional fee	1,296,218	679,438	1,049,378
Other general and administrative expense	340,157	623,660	442,332
Research and development expense	61,786	80,948	112,668
Stock-based compensation	454,250	—
Provision for (recovery from) credit loss, net	6,459,240	(88,221)	471,454
Other income (expense), net	129,782	183,559	(41,814)
Income before income taxes	1,868,325	8,427,934	6,395,752
Income taxes expenses	462,043	1,403,880	1,152,963
Net income	$1,406,282	$7,024,054	$5,242,789